FINANCE LEASES - Operating Lease Receivables (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial Lease Receivables
Operating lease receivables	$ 743,325	$ 824,610
Up to 1 year
Financial Lease Receivables
Operating lease receivables	333,307	463,103
More than a year up to two years
Financial Lease Receivables
Operating lease receivables	291,182	287,489
From two to three years
Financial Lease Receivables
Operating lease receivables	$ 118,836	$ 74,018